UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5079

John Hancock Tax-Exempt Series Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock New York Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock New York Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Tax-exempt bonds 95.62%				$58,225,302
(Cost $56,707,556)

Guam 0.83%				503,025
Guam Government,
Section 30, Ser. A	5.750%	12/01/34	500,000	503,025

New York 80.96%				49,296,621
Albany Parking Authority,
Prerefunded, Ser. A	5.625	07/15/25	385,000	423,484
Unrefunded, Ser. A	5.625	07/15/25	365,000	367,905
Chautauqua Asset Securitization Corp.	6.750	07/01/40	1,000,000	944,430
City of New York,
General Obligation, Ser. B	5.250	12/01/17	1,500,000	1,590,870
General Obligation, Ser. E-1	6.250	10/15/28	500,000	570,470
Herkimer County Industrial Development Agency,
Folts Adult Home Inc., Ser. A (D)	5.500	03/20/40	990,000	1,050,638
Long Island Power Authority,
Ser. A	6.000	05/01/33	1,000,000	1,100,810
Ser. A	5.750	04/01/39	1,500,000	1,590,030
Metropolitan Transportation Authority,
Ser. A	5.250	11/15/28	1,000,000	1,047,500
Ser. B	5.000	11/15/34	2,750,000	2,776,070
Monroe Newpower Corp. Power Facilities	5.100	01/01/16	1,000,000	934,760
Nassau County Industrial Development Agency,
North Shore Health Systems, Ser. A	6.250	11/01/21	275,000	281,727
New York City Industrial Development Agency,
Airis JFK I LLC. Project, Ser. A	5.500	07/01/28	1,000,000	694,040
Brooklyn Navy Yard Cogeneration Partners	5.650	10/01/28	1,000,000	728,630
Lycee Francais De NY Project, Ser. A (D)	5.375	06/01/23	1,000,000	921,700
Polytechnic Projects University	6.125	11/01/30	1,000,000	1,073,520
Polytechnic Projects University (D)	5.250	11/01/27	1,000,000	861,080
Terminal One Group Association Project (P)	5.500	01/01/21	1,000,000	987,490
World Trade Center Project, Ser. A	6.250	03/01/15	1,000,000	892,520
New York City Municipal Water Finance Authority,
Fiscal 2009, Ser. A	5.750	06/15/40	1,000,000	1,090,980
Ser. GG-1	5.000	06/15/39	1,000,000	1,015,400
Ser. C (V)	0.210	06/15/33	300,000	300,000
Ser. D	Zero	06/15/20	2,000,000	1,295,460
Ser. FF-2	5.000	06/15/40	1,000,000	1,015,010
Unrefunded, Ser. B	6.000	06/15/33	460,000	482,586
New York City Transitional Finance Authority,
Ser. A	Zero	11/01/29	1,000,000	959,700
Ser. B	6.000	11/15/29	1,000,000	1,049,900
Ser. S-4	5.500	01/15/39	1,000,000	1,046,130
New York Local Assistance Corp.,
Ser C	5.500	04/01/17	1,225,000	1,441,041
New York State Dormitory Authority,
City University, Ser. A	5.250	07/01/31	130,000	140,605
Long Island Jewish Medical Center	5.375	05/01/23	1,000,000	1,144,040
Miriam Osborn Memorial Home Association, Ser. B
(D)	6.875	07/01/25	750,000	741,720
Orange Regional Medical Center	6.125	12/01/29	750,000	623,700
St. Luke Roosevelt Hospital, Ser. B (D)	Zero	08/15/40	3,000,000	436,350
State University (D)	5.250	05/15/15	1,000,000	1,100,020

John Hancock New York Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

New York (continued)
State University Dormitory, Ser. A	6.000%	07/01/30	1,000,000	1,055,980
State University Facilities, Ser. A	5.500	05/15/19	2,000,000	2,232,460
University of Rochester, Ser. A (Zero to 7-31-10
then 6.05%) (D)	Zero	07/01/25	1,000,000	1,002,220
New York State Environmental Facilities Corp.,
Ser. A	5.000	06/15/34	1,000,000	1,030,380
Unrefunded, Ser. E	6.875	06/15/10	10,000	10,052
Oneida County Industrial Development Agency,
Hamilton College, Ser. A (D)	Zero	07/01/29	5,330,000	1,841,835
Onondaga County Industrial Development Agency,
Aero Syracuse LLC.	6.125	01/01/32	1,000,000	742,610
Orange County Industrial Development Agency,
Arden Hill Care Center, Ser. C	7.000	08/01/31	500,000	413,580
Port Authority of New York & New Jersey,
KICA Partners	6.750	10/01/19	1,500,000	1,209,180
Suffolk County Industrial Development Agency,
Huntington Hospital Project, Ser. B	6.000	11/01/22	1,000,000	1,013,390
Triborough Bridge & Tunnel Authority,
Series Y	6.125	01/01/21	1,500,000	1,902,765
Tsasc Inc., Tobacco Settlement,
Ser. 1	5.500	07/15/24	700,000	769,706
Upper Mohawk Valley Regional Water Finance
Authority (D)	Zero	04/01/22	2,230,000	1,229,957
Westchester County Healthcare Corp.,
Ser. A	6.000	11/01/30	1,150,000	1,045,040
Yonkers Industrial Development Agency,
Yonkers Inc., Ser. A	6.625	02/01/26	1,000,000	1,077,150

Puerto Rico 8.79%				5,354,937
Puerto Rico Aqueduct & Sewer Authority,
Inverse Floater (D) (P)	10.021	07/01/11	2,000,000	2,380,840
Puerto Rico Public Building Authority,
Ser. A (D)	6.250	07/01/12	1,110,000	1,169,507
Puerto Rico Public Finance Corp.,
Prerefunded, Series E	5.500	08/01/29	1,005,000	1,105,590
Puerto Rico Sales Tax Financing Authority,
Capital Appreciation, Ser. A	Zero	08/01/32	1,000,000	699,000

Virgin Islands 5.04%				3,070,719
Virgin Islands Public Finance Authority,
Ser. A	6.750	10/01/37	1,000,000	1,015,330
Ser. A	6.500	10/01/24	535,000	575,264
Ser. E	5.875	10/01/18	1,500,000	1,480,125

Short-term investments 1.71%				$1,044,000
(Cost $1,044,000)

Repurchase agreements 1.71%				1,044,000
Repurchase Agreement with State Street Corp. dated
8-31-09 at 0.07% to be repurchased at $2,221,004
on 9-1-09, collateralized by $2,250,000 Federal
Home Loan Bank, 0.930% due 3-30-10 (valued at
$2,266,875 including interest)
			1,044,000	1,044,000

John Hancock New York Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

Total investments (Cost $57,751,556)† 97.33%	$59,269,302

Other assets and liabilities, net 2.67%	$1,624,495

Total net assets 100.00%	$60,893,797

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments
ACA Financial Guaranty Corp.	4.26%
Ambac Financial Group, Inc.	4.05%
National Public Finance Guarantee Insurance Corp.	10.68%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $57,745,753. Net unrealized appreciation aggregated $1,523,549 of which $3,574,320 related to appreciated investment securities and $2,050,771 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended August 31, 2009, all investments for the Fund are Level 2 under the hierarchy discussed above.

4

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Note 3
Risks and Uncertainties
There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further detail about these risks, see the Fund’s Prospectus and Statement of Additional Information.

5

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock New York Tax-Free Income Fund.

760Q1 8/09
10/09

John Hancock
MUTUAL FUNDS

John Hancock Massachusetts Tax-Free Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2009

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Tax-exempt bonds 97.82%				$118,163,469
(Cost $115,714,989)

Guam 0.42%				503,025
Guam Government,
Section 30, Ser. A	5.750%	12/01/34	500,000	503,025

Massachusetts 84.41%				101,971,424
Boston Housing Authority,
Capital Program Revenue (D)	5.000	04/01/27	3,255,000	3,409,840
Capital Program Revenue (D)	5.000	04/01/28	2,000,000	2,079,139
Capital Program Revenue (D)	4.500	04/01/26	1,000,000	1,003,500
Boston Industrial Development Financing Authority,
Harbor Electric Energy Co.	7.375	05/15/15	150,000	150,464
Boston Water & Sewer Commission,
Ser. A	5.750	11/01/13	430,000	467,715
Commonwealth of Massachusetts,
Geneal Obligation (D)	5.500	11/01/17	1,000,000	1,189,660
General Obligation, Ser. C (D)	5.500	12/01/24	2,000,000	2,382,960
General Obligation, Ser. C	5.500	11/01/15	1,000,000	1,179,560
General Obligation, Ser. C	5.375	12/01/19	1,000,000	1,091,760
General Obligation, Ser. E (D)	5.000	11/01/25	1,000,000	1,138,700
Freetown Lakeville Regional School District,
General Obligation (D)	5.000	07/01/23	1,000,000	1,027,350
Holyoke Gas & Electric Department,
Ser. A (D)	5.000	12/01/31	3,410,000	3,118,888
Massachusetts Water Pollution Abatement Trust	5.000	08/01/28	1,000,000	1,081,170
Massachusetts Water Polution Abatement Trust,
Prerefunded, Ser. 7	5.125	02/01/31	645,000	691,330
Massachusetts Bay Transportation Authority,
Prerefunded, Ser. A	5.250	07/01/30	780,000	811,707
Prerefunded, Ser. A	5.250	07/01/30	150,000	156,098
Ser. A	7.000	03/01/14	1,000,000	1,161,650
Ser. A	5.250	07/01/31	1,000,000	1,147,500
Ser. A	5.250	07/01/35	1,310,000	1,476,396
Ser. A	5.000	07/01/31	2,000,000	2,187,900
Ser. A	5.000	07/01/34	1,000,000	1,146,970
Ser. A-2	Zero	07/01/26	2,500,000	1,074,475
Ser. B	5.250	07/01/33	2,500,000	2,795,775
Unrefunded, Ser. A	5.250	07/01/30	70,000	70,781
Massachusetts Development Finance Agency,
Plantation Apartments, Ser. A	5.000	12/15/24	2,320,000	2,288,123
Belmont Hill School	5.000	09/01/31	1,000,000	1,090,190
Curry College, Ser. A (D)	5.250	03/01/26	1,000,000	905,600
Curry College, Ser. A (D)	4.500	03/01/25	1,000,000	813,240
Dominion Energy Brayton Point	5.000	02/01/36	2,000,000	1,687,660
Draper Laboratory	5.875	09/01/30	2,000,000	2,116,680
Jewish Philanthropies, Ser. A	5.250	02/01/22	1,875,000	1,985,531
Linden Ponds Inc., Ser. A	5.750	11/15/35	1,500,000	988,425
Massachusetts College of Pharmacy, Ser. E (D)	5.000	07/01/37	1,000,000	1,007,670
New England Conservatory of Music	5.250	07/01/38	2,000,000	1,701,200
Ogden Haverhill Project, Ser. B	5.500	12/01/19	1,500,000	1,284,030
Orchard Cove Inc.	5.250	10/01/26	1,000,000	694,580
Semass Partnership, Ser. A (D)	5.625	01/01/16	500,000	502,290
VOA Concord Assistant Living, Ser. A	6.900	10/20/41	1,000,000	1,172,270

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority,
Boston College, Ser. L	4.750%	06/01/31	1,000,000	999,960
Caregroup, Ser. E-1	5.125	07/01/33	250,000	224,178
Civic Investments, Ser. B	9.200	12/15/31	2,000,000	2,512,680
Emerson Hospital, Ser. E (D)	5.000	08/15/35	1,000,000	696,960
Harvard Pilgrim Healthcare, Ser. A (D)	5.000	07/01/18	1,000,000	1,003,900
Harvard University, Ser. W	6.000	07/01/35	1,000,000	1,056,940
Lahey Clinic Inc., Ser. C (D)	5.000	08/15/23	1,000,000	952,630
Partners Healthcare	5.000	07/01/22	1,000,000	1,064,260
Prerefunded, Partners Healthcare, Ser. C	5.750	07/01/32	970,000	1,066,379
Simmons College, Ser. D (D)	6.150	10/01/29	1,000,000	1,071,480
Sterling & Francine Clark, Ser. A	5.000	07/01/36	1,000,000	1,013,210
Tufts University	5.375	08/15/38	350,000	372,362
UMass Worcester Campus, Ser. B (D)	5.250	10/01/31	1,500,000	1,635,345
Unrefunded, Partners Healthcare, Ser. C	5.750	07/01/32	30,000	30,826
Unrefunded, South Shore Hospital	5.750	07/01/29	365,000	348,768
Wheelock College, Ser. B (D)	5.625	10/01/30	1,000,000	1,090,760
Williams College, Ser. H	5.000	07/01/33	1,500,000	1,536,120
Woods Hole Oceanographic, Ser. B	5.375	06/01/30	1,000,000	1,054,500
Massachusetts Housing Finance Agency,
Ser. A (D)	5.800	07/01/30	910,000	888,433
Ser. B	4.700	12/01/16	1,265,000	1,283,102
Massachusetts Industrial Finance Agency,
Mass American Water Co.	6.900	12/01/29	1,210,000	1,069,495
Mass American Water Co.	6.750	12/01/20	2,780,000	2,664,658
Ogden Haverhill Project, Ser. A	5.600	12/01/19	500,000	429,930
Massachusetts Port Authority,
Bosfuel Corp. (D)	5.000	07/01/32	1,770,000	1,596,027
Ser. C (D)	5.750	07/01/29	1,250,000	1,284,900
US Airways Inc., Ser. A (D)	5.750	09/01/16	1,000,000	850,210
Massachusetts Special Obligation,
Dedicated Tax (D)	5.250	01/01/26	1,000,000	1,126,260
Massachusetts State College Building Authority,
Ser. A	5.500	05/01/49	1,000,000	1,038,890
Ser. B (D)	Zero	05/01/19	1,000,000	651,440
Massachusetts State Turnpike Authority,
Ser. A (D)	5.125	01/01/23	4,450,000	4,449,867
Ser. A (D)	5.125	01/01/23	445,000	508,786
Ser. A (D)	5.000	01/01/37	300,000	280,905
Ser. C (D)	Zero	01/01/20	1,000,000	566,830
Massachusetts Water Pollution Abatement Trust,
Ser. 13	5.000	08/01/28	1,000,000	1,071,460
Ser. 14	5.000	08/01/32	1,000,000	1,059,310
Unrefunded, Ser. 7	5.125	02/01/31	1,775,000	1,805,885
Unrefunded, Ser. 9	5.250	08/01/18	60,000	68,819
Massachusetts Water Resources Authority,
Ser. B (D)	5.250	08/01/29	2,500,000	2,851,775
Ser. B	5.000	08/01/39	1,000,000	1,029,120
Narragansett Regional School District,
General Obligation (D)	5.375	06/01/18	1,000,000	1,037,620
Pittsfield, City of,
General Obligation (D)	5.000	04/15/19	1,000,000	1,049,730
Plymouth County,
Correctional Facility Project (D)	5.000	04/01/22	1,000,000	1,021,740

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

		Maturity
State, issuer, description	Rate	date	Par value	Value

Massachusetts (continued)
Route 3 North Transit Improvement Associates,
Rev Lease (D)	5.375%	06/15/29	3,100,000	3,222,357
University of Massachusetts Building Authority,
Ser. A (D)	5.125	11/01/25	1,000,000	1,053,840

New York 4.21%				5,085,000
New York City Municipal Water Finance Authority,
Ser. C (V)	0.210	06/15/33	3,100,000	3,100,000
Ser. F (V)	0.150	06/15/35	1,985,000	1,985,000

Puerto Rico 7.94%				9,588,690
Commonwealth of Puerto Rico,
Inverse Floater (D) (P)	9.532	07/01/11	700,000	770,490
Puerto Rico Aqueduct & Sewer Authority,
Inverse Floater (D) (P)	10.021	07/01/11	2,000,000	2,380,840
Ser. A	Zero	07/01/24	1,750,000	1,494,045
Puerto Rico Highway & Transportation Authority,
Prerefunded, Ser. Y	6.250	07/01/14	955,000	1,150,364
Ser. AA (D)	5.500	07/01/19	2,000,000	2,030,180
Unrefunded, Ser. Y	6.250	07/01/14	45,000	48,021
Puerto Rico Housing Finance Authority,
Single Family Revenue	5.125	12/01/27	1,000,000	1,015,750
Puerto Rico Sales Tax Financing Corp.,
Capital Appreciation, Ser. A	Zero	08/01/32	1,000,000	699,000

Virgin Islands 0.84%				1,015,330
Virgin Islands Public Finance Authority,
Ser. A	6.750	10/01/37	1,000,000	1,015,330

Short-term investments 1.87%				$2,256,000

Repurchase agreements				2,256,000
(Cost $2,256,000)
Repurchase Agreement with State Street Corp. dated
8-31-09 at 0.07% to be repurchased at $2,256,004
on 9-1-09, collateralized by $2,285,000 Federal
Home Loan Bank, 0.930% due 3-30-10 (valued at
$2,302,138 including interest)
			2,256,000	2,256,000

Total investments (Cost $117,970,989)† 99.69%				$120,419,469

Other assets and liabilities, net 0.31%				$378,664

Total net assets 100.00%				$120,798,133

(D) Bond is insured by one of these companies:

Insurance coverage	As a % of total investments
ACA Finanacial Guaranty Corp.	1.43%
Ambac Financial Group, Inc.	6.26%
Assured Guarantee Corp.	0.84%
Financial Guaranty Insurance Company	2.72%
Financial Security Assurance, Inc.	0.65%
National Public Finance Guarantee Insurance Corp.	20.71%
Radian Asset Assurance, Inc.	0.58%
XL Capital Assurance, Inc.	0.54%

John Hancock Massachusetts Tax-Free Income Fund
Securities owned by the Fund on
August 31, 2009 (Unaudited)

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of August 31, 2009.

† At August 31, 2009, the aggregate cost of investment securities for federal income tax purposes was $117,970,989. Net unrealized appreciation aggregated $2,448,480 of which $5,658,609 related to appreciated investment securities and $3,210,129 related to depreciated investment securities.

Notes to the Schedule of Investments (Unaudited)

Security valuation
Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data as well as broker quotes. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Certain short-term debt instruments are valued at amortized cost.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Municipal valuations change in response to many factors including tax receipts and budget disbursements of the municipalities, general economic conditions, interest rates, investor perceptions and market liquidity.

Fair value measurements
The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs and the valuation techniques used are summarized below:

Level 1 – Exchange traded prices in active markets for identical securities. This technique is used for exchange-traded domestic common and preferred equities, certain foreign equities, warrants, rights, options and futures.

Level 2 – Prices determined using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and are based on an evaluation of the inputs described. These techniques are used for certain domestic preferred equities, certain foreign equities, unlisted rights and warrants, and fixed income securities. Also, over-the-counter derivative contracts, including swaps, foreign forward currency contracts, and certain options use these techniques.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s Pricing Committee’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available. Securities using this technique are generally thinly traded or privately placed, and may be valued using broker quotes, which may not only use observable or unobservable inputs but may also include the use of the brokers’ own judgments about the assumptions that market participants would use.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended August 31, 2009, all investments for the Fund are Level 2 under the hierarchy discussed above.

5

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser.

Note 3
Risks and Uncertainties
There are a number of risk factors that may play a role in shaping the Fund’s overall risk profile. For further detail about these risks, see the Fund’s Prospectus and Statement of Additional Information.

6

More information

Trustees
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky††
Gregory A. Russo
John G. Vrysen†

Officers
Keith F. Hartstein
President and Chief Executive Officer

Andrew G. Arnott‡
Chief Operating Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Michael J. Leary
Treasurer

Charles A. Rizzo
Chief Financial Officer

*Member of the Audit Committee
††Member of the Audit Committee effective 9-1-09
†Non-Independent Trustee
‡Effective 9-1-09

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

Transfer agent
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Legal counsel
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Massachusetts Tax-Free Income Fund.

770Q1 8/09
10/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Exempt Series Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 23, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 23, 2009